Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (94.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.6%)
ORBCOMM, Inc. *	195,103	1,323
TrueCar, Inc. *	75,976	504
Vonage Holdings Corp. *	187,544	1,883

Total		3,710

Consumer Discretionary (13.5%)
Caleres, Inc.	168,011	4,148
Carter’s, Inc.	60,797	6,128
Cooper Tire & Rubber Co.	73,317	2,191
Core-Mark Holding Co., Inc.	82,462	3,062
Dunkin’ Brands Group, Inc.	70,259	5,276
Etsy, Inc. *	74,943	5,038
Five Below, Inc. *	42,682	5,303
Floor & Decor Holdings, Inc. *	85,829	3,538
Liberty Expedia Holdings, Inc. *	62,599	2,679
Marriott Vacations Worldwide Corp.	59,658	5,578
Oxford Industries, Inc.	67,466	5,078
Roku, Inc. *	52,784	3,405
Skyline Champion Corp.	43,700	830
Steven Madden, Ltd.	213,343	7,220
Tenneco, Inc.	92,273	2,045
TopBuild Corp. *	90,722	5,881
Visteon Corp. *	40,315	2,715
Wingstop, Inc.	70,427	5,355
Wolverine World Wide, Inc.	213,026	7,611

Total		83,081

Consumer Staples (3.3%)
Casey’s General Stores, Inc.	22,740	2,928
Edgewell Personal Care Co. *	98,677	4,331
Hostess Brands, Inc. *	303,545	3,794
Performance Food Group Co. *	160,697	6,370
Post Holdings, Inc. *	29,775	3,258

Total		20,681

Energy (1.3%)
Kosmos Energy, Ltd.	322,503	2,009
PDC Energy, Inc. *	64,265	2,615
ProPetro Holding Corp. *	160,700	3,622

Total		8,246

Common Stocks (94.6%)	Shares/ Par +	Value $ (000’s)
Financials (7.5%)
Blucora, Inc. *	119,887	4,002
Evercore, Inc. - Class A	54,371	4,948
First Busey Corp.	104,637	2,553
First Hawaiian, Inc.	125,849	3,278
IBERIABANK Corp.	57,358	4,113
James River Group Holdings, Ltd.	133,830	5,364
MGIC Investment Corp. *	408,023	5,382
OneMain Holdings, Inc.	83,785	2,660
Seacoast Banking Corp. of Florida *	109,390	2,882
SLM Corp.	471,110	4,669
Sterling Bancorp	215,806	4,021
Triumph Bancorp, Inc. *	85,645	2,517

Total		46,389

Health Care (26.6%)
Abeona Therapeutics, Inc. *	106,156	781
Aerie Pharmaceuticals, Inc. *	67,607	3,211
Agios Pharmaceuticals, Inc. *	27,997	1,888
Alder Biopharmaceuticals, Inc. *	215,259	2,938
Amicus Therapeutics, Inc. *	301,009	4,094
Amneal Pharmaceuticals, Inc. *	206,620	2,928
Apellis Pharmaceuticals, Inc. *	135,551	2,643
Arena Pharmaceuticals, Inc. *	86,603	3,882
Array BioPharma, Inc. *	118,833	2,897
Assembly Biosciences, Inc. *	48,150	948
AtriCure, Inc. *	112,652	3,018
Audentes Therapeutics, Inc. *	70,688	2,758
Avrobio, Inc. *	42,398	935
Biohaven Pharmaceutical Holding Co., Ltd. *	56,041	2,884
Blueprint Medicines Corp. *	62,593	5,011
Cardiovascular Systems, Inc. *	105,701	4,086
Catalent, Inc. *	93,897	3,811
Cymabay Therapeutics, Inc. *	217,907	2,894
Five Prime
Therapeutics, Inc. *	117,316	1,572

Common Stocks (94.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Flexion Therapeutics, Inc. *	74,270	927
G1 Therapeutics, Inc. *	60,936	1,012
Globus Medical, Inc. - Class A *	128,831	6,366
GlycoMimetics, Inc. *	87,330	1,088
Haemonetics Corp. *	49,179	4,302
Heron Therapeutics, Inc. *	151,408	3,700
HMS Holdings Corp. *	160,886	4,764
ICU Medical, Inc. *	19,680	4,710
Insulet Corp. *	55,564	5,284
Integra LifeSciences Holdings Corp. *	73,531	4,097
Intersect ENT, Inc. *	160,022	5,145
Karyopharm Therapeutics, Inc. *	59,046	345
LHC Group, Inc. *	37,501	4,157
Ligand Pharmaceuticals, Inc. - Class B *	20,922	2,630
LivaNova PLC *	25,722	2,502
Madrigal Pharmaceuticals, Inc. *	7,803	977
Medidata Solutions, Inc. *	43,149	3,160
Merit Medical Systems, Inc. *	100,901	6,239
Minerva Neurosciences, Inc. *	58,178	457
MyoKardia, Inc. *	69,959	3,637
Nanostring Technologies, Inc. *	151,077	3,615
Omnicell, Inc. *	93,207	7,535
OraSure Technologies, Inc. *	190,601	2,125
Orthofix Medical, Inc. *	31,174	1,759
Portola Pharmaceuticals, Inc. *	74,876	2,598
The Providence Service Corp. *	41,661	2,775
R1 RCM, Inc. *	352,422	3,408
REGENXBIO, Inc. *	45,353	2,599
Revance Therapeutics, Inc. *	124,428	1,961
Rigel Pharmaceuticals, Inc. *	469,492	1,207
Spark Therapeutics, Inc. *	17,006	1,937
Syneos Health, Inc. *	68,827	3,563
Teladoc, Inc. *	48,918	2,720
Ultragenyx Pharmaceutical, Inc. *	68,447	4,748

Small Cap Growth Stock Portfolio

Common Stocks (94.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
US Physical Therapy, Inc.	23,517	2,470

Total		163,698

Industrials (15.5%)
Advanced Disposal Services, Inc. *	167,018	4,676
Aerojet Rocketdyne Holdings, Inc. *	121,405	4,314
Altra Industrial Motion Corp.	125,252	3,889
American Woodmark Corp. *	31,277	2,584
Applied Industrial Technologies, Inc.	69,349	4,124
Armstrong World Industries, Inc.	45,032	3,576
ASGN, Inc. *	80,422	5,106
Astec Industries, Inc.	49,831	1,882
Axon Enterprise, Inc. *	69,872	3,802
AZZ, Inc.	62,408	2,554
Clean Harbors, Inc. *	73,821	5,280
EnerSys	41,584	2,710
Exponent, Inc.	94,517	5,456
Generac Holdings, Inc. *	77,092	3,949
Genesee & Wyoming, Inc. - Class A *	55,081	4,800
Huron Consulting Group, Inc. *	41,758	1,972
ITT, Inc.	90,031	5,222
JELD-WEN Holding, Inc. *	119,730	2,114
John Bean Technologies Corp.	71,190	6,542
Marten Transport, Ltd.	139,156	2,481
Mercury Systems, Inc. *	56,373	3,612
Milacron Holdings Corp. *	195,025	2,208
MSA Safety, Inc.	43,240	4,471
Patrick Industries, Inc. *	62,826	2,847
Rexnord Corp. *	134,410	3,379
Welbilt, Inc. *	104,866	1,718

Total		95,268

Information Technology (20.6%)
2U, Inc. *	52,244	3,701
8x8, Inc. *	160,422	3,241
Alteryx, Inc. *	22,251	1,866
Blackbaud, Inc.	63,688	5,078
CACI International, Inc. - Class A *	25,072	4,564
Carbonite, Inc. *	127,436	3,162
Cirrus Logic, Inc. *	61,573	2,590
Cloudera, Inc. *	226,878	2,482
Cohu, Inc.	184,430	2,720
CTS Corp.	116,745	3,429
Entegris, Inc.	168,586	6,017
ePlus, Inc. *	53,538	4,740
Everbridge, Inc. *	47,493	3,562

Common Stocks (94.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Fair Isaac Corp. *	12,869	3,496
Five9, Inc. *	105,594	5,579
ForeScout Technologies, Inc. *	129,224	5,416
FormFactor, Inc. *	237,342	3,819
HubSpot, Inc. *	33,906	5,636
Instructure, Inc. *	56,227	2,649
LiveRamp Holdings, Inc. *	52,201	2,849
Lumentum Holdings, Inc. *	92,506	5,230
New Relic, Inc. *	49,229	4,859
Paylocity Holding Corp. *	58,088	5,181
Pegasystems, Inc.	82,619	5,370
Pivotal Software, Inc. - Class A *	154,714	3,226
Q2 Holdings, Inc. *	42,256	2,927
Rapid7, Inc. *	93,549	4,734
Rogers Corp. *	31,239	4,963
SailPoint Technologies Holdings, Inc. *	99,727	2,864
Science Applications International Corp.	61,003	4,694
SVMK, Inc. *	116,279	2,117
The Trade Desk, Inc. *	20,468	4,052

Total		126,813

Materials (2.9%)
Boise Cascade Co.	66,992	1,793
Graphic Packaging Holding Co.	288,170	3,640
Livent Corp. *	153,605	1,886
Louisiana-Pacific Corp.	107,595	2,623
Omnova Solutions, Inc. *	239,282	1,680
PolyOne Corp.	112,296	3,291
Summit Materials, Inc. - Class A *	173,235	2,749

Total		17,662

Real Estate (2.8%)
Columbia Property Trust, Inc.	138,303	3,113
CoreSite Realty Corp.	28,447	3,044
Corporate Office
Properties Trust	105,402	2,878
Pebblebrook Hotel Trust	111,196	3,454
PS Business Parks, Inc.	28,688	4,499

Total		16,988

Total Common Stocks (Cost: $489,016)		582,536

Investment Companies (4.6%)	Shares/ Par +	Value $ (000’s)
Investment Companies (4.6%)
iShares Russell 2000 Growth Index Fund	142,038	27,933

Total		27,933

Total Investment Companies (Cost: $24,975)		27,933

Short-Term Investments (0.8%)
Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	5,118,073	5,118

Total		5,118

Total Short-Term Investments (Cost: $5,118)		5,118

Total Investments (100.0%) (Cost: $519,109)@		615,587

Other Assets, Less Liabilities (0.0%)		254

Net Assets (100.0%)		615,841

Small Cap Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $519,109 and the net unrealized appreciation of investments based on that cost was $96,478 which is comprised of $135,669 aggregate gross unrealized appreciation and $39,191 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$582,536	$—	$—
Investment Companies	27,933	—	—
Short-Term Investments	5,118	—	—

Total Assets:	$615,587	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand